Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.37

Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
XXX	2025070633	Total Debt to Income Ratio	XXX	XXX	1008 DTI of XXX (pg XXX). QC DTI of XXX%. Non-material variance due to differences XXX expense/rental income calculations. UW used XXX% vacancy factor without explanation. Source of tape value is unknown.
XXX	2025070632	Amortization Type	XXX	XXX	Per note loan is XXX XXX loan.
XXX	2025070632	Total Debt to Income Ratio	XXX	XXX	Variance < XXX% is non-material.
XXX	2025070628	Total Debt to Income Ratio	XXX	XXX	Variance < XXX% is non-material.
XXX	2025070631	Total Debt to Income Ratio	XXX	XXX	Variance < XXX% is non-material.
XXX	2025070630	Loan Purpose	XXX	XXX	Rate / Term refinance allows cash back up to greater of XXX% of the loan amount or $XXX.
XXX	2025070630	Total Debt to Income Ratio	XXX	XXX	Variance < XXX% is non-material.
XXX	2025070629	Total Debt to Income Ratio	XXX	XXX	Approved DTI XXX%, variance < XXX% is non-material. source of tape is unknown.
XXX	2025070626	Total Debt to Income Ratio	XXX	XXX	Approved DTI XXX%, variance < XXX% is non-material. Source of tape is unknown.
XXX	2025070627	Total Debt to Income Ratio	XXX	XXX	XXX% vs lender 1008 XXX% vs tape XXX% - Variance is rounding.
XXX	2025070627	Representative Credit Score	XXX	XXX	Fico is for XXX vs lowest mid score.